FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.5%
	Aerospace & Defense — 1.4%
196,512	General Dynamics Corp. (a)	$50,499,654
	Air Freight & Logistics — 2.8%
484,068	C.H. Robinson Worldwide, Inc. (a)	48,159,925
463,375	Expeditors International of Washington, Inc. (a)	52,630,133
		100,790,058
	Beverages — 4.4%
1,543,533	Brown-Forman Corp., Class B (a)	50,952,024
845,553	Coca-Cola (The) Co. (a)	53,675,705
351,103	PepsiCo, Inc. (a)	52,907,711
		157,535,440
	Biotechnology — 1.6%
307,439	AbbVie, Inc. (a)	56,538,032
	Building Products — 1.4%
741,911	A.O. Smith Corp. (a)	49,930,610
	Capital Markets — 6.0%
112,083	FactSet Research Systems, Inc.	53,173,296
2,606,106	Franklin Resources, Inc. (a)	57,959,797
101,911	S&P Global, Inc. (a)	53,137,415
458,424	T. Rowe Price Group, Inc. (a)	53,598,934
		217,869,442
	Chemicals — 8.6%
159,014	Air Products and Chemicals, Inc. (a)	53,311,034
589,867	Albemarle Corp. (a)	49,660,903
216,296	Ecolab, Inc. (a)	54,115,096
119,195	Linde PLC (a)	53,175,273
426,427	PPG Industries, Inc. (a)	49,201,147
145,375	Sherwin-Williams (The) Co. (a)	52,067,510
		311,530,963
	Commercial Services & Supplies — 1.5%
265,245	Cintas Corp. (a)	53,200,190
	Consumer Staples Distribution & Retail — 4.4%
700,237	Sysco Corp. (a)	51,061,282
379,699	Target Corp. (a)	52,364,289
552,519	Walmart, Inc. (a)	54,235,265
		157,660,836
	Containers & Packaging — 1.4%
5,364,415	Amcor PLC (a)	52,142,114
	Distributors — 1.4%
446,615	Genuine Parts Co. (a)	51,918,994
	Electric Utilities — 2.9%
929,629	Eversource Energy	53,621,001
718,889	NextEra Energy, Inc. (a)	51,443,697
		105,064,698
	Electrical Equipment — 1.4%
400,894	Emerson Electric Co. (a)	52,096,175
	Food Products — 5.9%
1,036,561	Archer-Daniels-Midland Co. (a)	53,103,020

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,695,488	Hormel Foods Corp. (a)	$50,830,730
504,837	J.M. Smucker (The) Co. (a)	53,962,027
699,115	McCormick & Co., Inc. (a)	53,992,652
		211,888,429
	Gas Utilities — 1.5%
375,291	Atmos Energy Corp. (a)	53,482,720
	Health Care Equipment & Supplies — 4.4%
418,752	Abbott Laboratories (a)	53,570,943
215,061	Becton Dickinson & Co. (a)	53,249,104
580,516	Medtronic PLC (a)	52,722,463
		159,542,510
	Health Care Providers & Services — 1.4%
406,402	Cardinal Health, Inc. (a)	50,255,671
	Hotels, Restaurants & Leisure — 1.5%
183,412	McDonald’s Corp. (a)	52,951,044
	Household Products — 7.2%
492,769	Church & Dwight Co., Inc. (a)	51,996,985
328,730	Clorox (The) Co. (a)	52,162,876
595,775	Colgate-Palmolive Co. (a)	51,653,693
407,731	Kimberly-Clark Corp. (a)	52,992,798
319,015	Procter & Gamble (The) Co. (a)	52,953,300
		261,759,652
	Insurance — 7.3%
499,062	Aflac, Inc. (a)	53,589,278
493,932	Brown & Brown, Inc. (a)	51,694,923
196,313	Chubb Ltd. (a)	53,373,578
381,497	Cincinnati Financial Corp. (a)	52,284,164
135,296	Erie Indemnity Co., Class A	54,517,523
		265,459,466
	IT Services — 1.6%
232,904	International Business Machines Corp. (a)	59,553,553
	Life Sciences Tools & Services — 1.4%
151,758	West Pharmaceutical Services, Inc. (a)	51,832,945
	Machinery — 8.6%
128,442	Caterpillar, Inc. (a)	47,708,496
263,382	Dover Corp. (a)	53,645,646
201,450	Illinois Tool Works, Inc. (a)	52,207,782
240,091	Nordson Corp. (a)	52,872,840
508,268	Pentair PLC (a)	52,697,226
593,882	Stanley Black & Decker, Inc. (a)	52,303,188
		311,435,178
	Metals & Mining — 1.5%
428,555	Nucor Corp. (a)	55,039,319
	Multi-Utilities — 1.5%
577,888	Consolidated Edison, Inc. (a)	54,171,221

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 2.8%
336,374	Chevron Corp. (a)	$50,183,637
481,839	Exxon Mobil Corp. (a)	51,474,860
		101,658,497
	Personal Care Products — 1.5%
2,519,570	Kenvue, Inc. (a)	53,641,645
	Pharmaceuticals — 1.5%
356,604	Johnson & Johnson (a)	54,257,299
	Professional Services — 1.5%
176,226	Automatic Data Processing, Inc. (a)	53,398,240
	Residential REITs — 1.5%
188,380	Essex Property Trust, Inc. (a)	53,607,297
	Retail REITs — 2.9%
491,428	Federal Realty Investment Trust (a)	53,383,824
963,502	Realty Income Corp. (a)	52,645,749
		106,029,573
	Software — 1.6%
98,532	Roper Technologies, Inc. (a)	56,719,946
	Specialty Retail — 1.4%
199,682	Lowe’s Cos., Inc. (a)	51,925,307
	Trading Companies & Distributors — 2.8%
693,191	Fastenal Co. (a)	50,769,309
46,682	W.W. Grainger, Inc. (a)	49,607,561
		100,376,870
	Total Common Stocks	3,635,763,588
	(Cost $3,576,469,021)
MONEY MARKET FUNDS — 0.1%
3,010,937	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (b)	3,010,937
	(Cost $3,010,937)
	Total Investments — 100.6%	3,638,774,525
	(Cost $3,579,479,958)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.7)%
(1,395)	A.O. Smith Corp.	$(9,388,350)	$70.00	02/21/25	(76,725)
(926)	Abbott Laboratories	(11,846,318)	115.00	02/21/25	(1,252,878)
(569)	AbbVie, Inc.	(10,463,910)	170.00	02/21/25	(869,432)
(963)	Aflac, Inc.	(10,340,694)	105.00	02/21/25	(409,275)
(335)	Air Products and Chemicals, Inc.	(11,231,210)	320.00	02/21/25	(654,925)
(1,134)	Albemarle Corp.	(9,547,146)	95.00	02/21/25	(145,152)
(9,746)	Amcor PLC	(9,473,112)	10.00	02/21/25	(146,190)
(1,910)	Archer-Daniels-Midland Co.	(9,784,930)	50.00	02/21/25	(376,270)
(756)	Atmos Energy Corp.	(10,773,756)	145.00	02/21/25	(109,620)
(373)	Automatic Data Processing, Inc.	(11,302,273)	300.00	02/21/25	(277,139)
(452)	Becton Dickinson & Co.	(11,191,520)	240.00	02/21/25	(546,920)
(1,025)	Brown & Brown, Inc.	(10,727,650)	105.00	02/21/25	(184,500)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(2,203)	Brown-Forman Corp.	$(7,272,103)	$35.00	02/21/25	$(88,120)
(1,011)	C.H. Robinson Worldwide, Inc.	(10,058,439)	105.00	02/21/25	(60,660)
(962)	Cardinal Health, Inc.	(11,896,092)	125.00	02/21/25	(221,260)
(279)	Caterpillar, Inc.	(10,363,176)	390.00	02/21/25	(78,399)
(717)	Chevron Corp.	(10,696,923)	160.00	02/21/25	(11,472)
(367)	Chubb Ltd.	(9,977,996)	270.00	02/21/25	(245,890)
(1,051)	Church & Dwight Co., Inc.	(11,090,152)	105.00	02/21/25	(111,406)
(780)	Cincinnati Financial Corp.	(10,689,900)	140.00	02/21/25	(212,160)
(516)	Cintas Corp.	(10,349,412)	200.00	02/21/25	(222,396)
(679)	Clorox (The) Co.	(10,774,372)	160.00	02/21/25	(304,871)
(1,603)	Coca-Cola (The) Co.	(10,175,844)	62.50	02/21/25	(330,218)
(1,082)	Colgate-Palmolive Co.	(9,380,940)	90.00	02/21/25	(42,198)
(1,008)	Consolidated Edison, Inc.	(9,448,992)	92.50	02/21/25	(209,160)
(583)	Dover Corp.	(11,874,544)	195.00	02/21/25	(673,365)
(421)	Ecolab, Inc.	(10,532,999)	240.00	02/21/25	(574,665)
(997)	Emerson Electric Co.	(12,956,015)	125.00	02/21/25	(712,855)
(358)	Essex Property Trust, Inc.	(10,187,606)	280.00	02/21/25	(297,140)
(902)	Expeditors International of Washington, Inc.	(10,244,916)	110.00	02/21/25	(482,570)
(902)	Exxon Mobil Corp.	(9,636,066)	110.00	02/21/25	(59,532)
(1,427)	Fastenal Co.	(10,451,348)	75.00	02/21/25	(109,879)
(947)	Federal Realty Investment Trust	(10,287,261)	105.00	02/21/25	(482,970)
(5,333)	Franklin Resources, Inc.	(11,860,592)	20.00	02/21/25	(1,237,256)
(358)	General Dynamics Corp.	(9,199,884)	270.00	02/21/25	(32,220)
(954)	Genuine Parts Co.	(11,090,250)	120.00	02/21/25	(240,408)
(3,470)	Hormel Foods Corp.	(10,403,060)	30.00	02/21/25	(197,790)
(422)	Illinois Tool Works, Inc.	(10,936,552)	260.00	02/21/25	(244,760)
(494)	International Business Machines Corp.	(12,631,580)	225.00	02/21/25	(1,520,532)
(922)	J.M. Smucker (The) Co.	(9,855,258)	100.00	02/21/25	(726,536)
(659)	Johnson & Johnson	(10,026,685)	145.00	02/21/25	(520,610)
(4,697)	Kenvue, Inc.	(9,999,913)	21.00	02/21/25	(389,851)
(787)	Kimberly-Clark Corp.	(10,228,639)	125.00	02/21/25	(495,810)
(227)	Linde PLC	(10,126,924)	435.00	02/21/25	(382,495)
(398)	Lowe’s Cos., Inc.	(10,349,592)	260.00	02/21/25	(220,890)
(1,370)	McCormick & Co., Inc.	(10,580,510)	75.00	02/21/25	(411,000)
(358)	McDonald’s Corp.	(10,335,460)	280.00	02/21/25	(427,810)
(1,186)	Medtronic PLC	(10,771,252)	87.50	02/21/25	(509,980)
(1,303)	NextEra Energy, Inc.	(9,324,268)	70.00	02/21/25	(371,355)
(433)	Nordson Corp.	(9,535,526)	210.00	02/21/25	(554,240)
(763)	Nucor Corp.	(9,799,209)	125.00	02/21/25	(438,725)
(1,086)	Pentair PLC	(11,259,648)	105.00	02/21/25	(228,060)
(627)	PepsiCo, Inc.	(9,448,263)	150.00	02/21/25	(244,530)
(848)	PPG Industries, Inc.	(9,784,224)	120.00	02/21/25	(46,640)
(636)	Procter & Gamble (The) Co.	(10,556,964)	160.00	02/21/25	(451,560)
(1,704)	Realty Income Corp.	(9,310,656)	55.00	02/21/25	(119,280)
(199)	Roper Technologies, Inc.	(11,455,435)	520.00	02/21/25	(1,133,305)
(219)	S&P Global, Inc.	(11,418,879)	500.00	02/21/25	(597,870)
(298)	Sherwin-Williams (The) Co.	(10,673,168)	350.00	02/21/25	(362,070)
(1,049)	Stanley Black & Decker, Inc.	(9,238,543)	85.00	02/21/25	(582,195)
(1,451)	Sysco Corp.	(10,580,692)	72.50	02/21/25	(224,905)
(963)	T. Rowe Price Group, Inc.	(11,259,396)	115.00	02/21/25	(452,610)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(718)	Target Corp.	$(9,901,938)	$130.00	02/21/25	$(619,634)
(100)	W.W. Grainger, Inc.	(10,626,700)	1,120.00	02/21/25	(42,500)
(1,299)	Walmart, Inc.	(12,750,984)	92.50	02/21/25	(844,350)
(326)	West Pharmaceutical Services, Inc.	(11,134,530)	340.00	02/21/25	(629,180)
	Total Written Options				(26,081,169)
	(Premiums received $20,133,556)
	Net Other Assets and Liabilities — 0.1%				2,035,498
	Net Assets — 100.0%				$3,614,728,854

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2025, the value of these securities amounts to $690,891,507.
(b)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,635,763,588	$3,635,763,588	$—	$—
Money Market Funds	3,010,937	3,010,937	—	—
Total Investments	$3,638,774,525	$3,638,774,525	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(26,081,169)	$(26,081,169)	$—	$—

*	See Portfolio of Investments for industry breakout.